Trade Receivables - Schedule of Trade Receivables (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Trade and other receivables [abstract]
Trade receivables	₨ 119,686		₨ 121,413
Allowance for lifetime expected credit loss	(14,824)		(14,570)	₨ (9,108)
Assets reclassified as held for sale			(1,407)
Total	104,862		105,436
Non-current	4,373	$ 63	4,446
Current	100,489	$ 1,453	100,990
Total	₨ 104,862		₨ 105,436